Consolidated Statements of Changes in Equity - USD ($)	Common shares	Contributed surplus	Deficit	Non-controlling interest	Total
Balance, beginning of period at Dec. 31, 2018	$ 26,882,622	$ 1,745,079	$ (14,531,401)	$ 544,465	$ 14,640,765
Balance, beginning of period (shares) at Dec. 31, 2018	9,504,875
Loss for the period and comprehensive loss			(15,909,879)	57,590	(15,852,289)
Issuance of common shares - financing (note 14)	$ 20,604,207	355,660			20,959,867
Issuance of common shares - financing (shares)	1,881,800
Issuance of common shares - acquisition (note 13, note 14)	$ 2,611,044				2,611,044
Issuance of common shares - acquisition (shares)	286,347
Exercise of stock options (note 14)	$ 87,883	(33,717)			54,166
Exercise of stock options (shares)	10,667
Share-based compensation (note 15)		690,230			690,230
Distributions to non-controlling interest				(562,650)	(562,650)
Non-controlling interest subsidiary investment (note 23)				405,000	405,000
Balance, end of period at Dec. 31, 2019	$ 50,185,756	2,757,252	(30,441,280)	444,405	22,946,133
Balance, end of period (shares) at Dec. 31, 2019	11,683,689
Loss for the period and comprehensive loss			(29,663,540)	(739,181)	(30,402,721)
Issuance of common shares - financing (note 14)	$ 9,943,886				9,943,886
Issuance of common shares - financing (shares)	1,818,788
Share-based compensation (note 15)		591,384			591,384
Distributions to non-controlling interest				(143,500)	(143,500)
Acquisition of subsidiary non-controlling interest (note 23)			(97,156)	45,716	(51,440)
Balance, end of period at Dec. 31, 2020	$ 60,129,642	3,348,636	(60,201,976)	(392,560)	2,883,742
Balance, end of period (shares) at Dec. 31, 2020	13,502,477
Loss for the period and comprehensive loss			(24,751,488)	(108,430)	(24,859,918)
Issuance of common shares - financing (note 14)	$ 38,203,671				38,203,671
Issuance of common shares - financing (shares)	4,292,108
Exercise of stock options (note 14)	$ 46,875	(18,125)			28,750
Exercise of stock options (shares)	5,500
Share-based compensation (note 15)		879,439			879,439
Redemption of warrants (note 14)	$ 28,729	(5,670)			23,059
Redemption of warrants (note 14) (in shares)	1,800
Distributions to non-controlling interest				(508,000)	(508,000)
Acquisition of subsidiary non-controlling interest (note 23)			(351,670)	143,259	(208,411)
Non-controlling interest subsidiary investment (note 23)			19,374	127,626	147,000
Balance, end of period at Dec. 31, 2021	$ 98,408,917	$ 4,204,280	$ (85,285,760)	$ (738,105)	$ 16,589,332
Balance, end of period (shares) at Dec. 31, 2021	17,801,885